DIVIDENDS - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Aug. 31, 2024 USD ($) $ / shares	Aug. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 CNY (¥)	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 CNY (¥)	Dec. 31, 2024
Dividends Payable [Line Items]
Dividend policy adoption date							Mar. 28, 2023
Dividend payable, description							declare and distribute cash dividend twice each fiscal year
Minimum percentage of net income after tax of prior year to be distributed as dividend							15.00%
July 2023 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared					Jul. 01, 2023	Jul. 01, 2023
Dividends payable, amount per share					$ 0.1
Dividends payable, date to be paid					Aug. 31, 2023	Aug. 31, 2023
Dividends payable, date of record					Jul. 28, 2023	Jul. 28, 2023
Cash distributed for the dividends					$ 21,474	¥ 156,674
January 2024 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared			Jan. 01, 2024	Jan. 01, 2024
Dividends payable, amount per share			$ 0.1
Dividends payable, date to be paid			Jan. 31, 2024	Jan. 31, 2024
Dividends payable, date of record			Jan. 19, 2024	Jan. 19, 2024
Cash distributed for the dividends			$ 21,213	¥ 151,887
August 2024 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared	Aug. 01, 2024	Aug. 01, 2024
Dividends payable, amount per share	$ 0.125
Dividends payable, date to be paid	Sep. 30, 2024	Sep. 30, 2024
Dividends payable, date of record	Aug. 27, 2024	Aug. 27, 2024
Cash distributed for the dividends	$ 26,589	¥ 189,018